Derivative on Convertible Notes - Disclosure of Detailed Information About Derivative on Convertible Notes (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfDerivativeOnConvertibleNotesLineItems [Line Items]
Derivative on Convertible Notes		$ 1,110
Bendon Limited [Member]
DisclosureOfDerivativeOnConvertibleNotesLineItems [Line Items]
Derivative on Convertible Notes		$ 1,110	$ 4,112